PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

14.	PROPERTY, PLANT AND EQUIPMENT

	2024	2023
Property, plant and equipment	27,134.5	23,662.7
Right of use assets	3,035.7	2,967.5
	30,170.2	26,630.2

14.1 Changes in the carrying amounts of property, plant, and equipment

									Carrying amount
	At December 31, 2022	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2023	Acquisition cost	Depreciation
Land and buildings	9,698.3	(1,485.2)	663.1	44.7	(481.6)	(3.7)	800.6	9,236.2	14,287.8	(5,051.6)
Plant and equipment	11,589.1	(1,726.7)	779.4	1,230.2	(3,533.4)	(39.1)	2,488.8	10,788.3	39,509.2	(28,720.9)
Fixtures and accessories	1,323.9	(193.4)	86.5	56.4	(541.6)	(13.5)	373.7	1,092.0	7,074.2	(5,982.2)
Under construction	4,350.0	(311.7)	120.2	3,283.9	-	(3.4)	(4,892.8)	2,546.2	2,546.2	-
	26,961.3	(3,717.0)	1,649.2	4,615.2	(4,556.6)	(59.7)	(1,229.7)	23,662.7	63,417.4	(39,754.7)

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Acquisitions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation
Land and buildings	9,236.2	635.4	1,165.8	38.2	(496.3)	(35.1)	585.5	11,129.7	17,204.8	(6,075.0)
Plant and equipment	10,788.3	744.0	1,238.5	720.5	(3,903.7)	(4.1)	2,971.3	12,554.8	49,135.9	(36,580.6)
Fixtures and accessories	1,092.0	62.3	95.3	75.5	(567.1)	(21.9)	192.0	928.1	7,882.7	(6,954.9)
Under construction	2,546.2	145.9	173.1	3,415.2	-	-	(3,758.5)	2,521.9	2,521.6	-
	23,662.7	1,587.6	2,672.7	4,249.4	(4,967.1)	(61.1)	(9.7)	27,134.5	76,745.0	(49,610.5)

14.2 Changes in the carrying amount of right-of-use assets

									Carrying amount
	At December 31, 2022	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2023	Acquisition cost	Depreciation
Buildings	1,350.8	(49.5)	12.0	343.0	(451.8)	(30.5)	(1.8)	1,172.2	2,925.9	(1,753.7)
Machinery, vehicles and others	1,743.6	(32.7)	15.5	1,313.8	(773.9)	(475.5)	4.5	1,795.3	3,534.4	(1,739.1)
Total	3,094.4	(82.2)	27.5	1,656.8	(1,225.7)	(506.0)	2.7	2,967.5	6,460.3	(3,492.8)

									Carrying amount
	At December 31, 2023	Cumulative translation adjustments (“CTA”)	Effects of the application of IAS 29 (hyperinflation)	Additions	Depreciation	Disposals and write-offs	Transfers	At December 31, 2024	Acquisition cost	Depreciation
Buildings	1,172.2	102.8	4.2	449.2	(442.2)	(46.4)	(4.5)	1,235.3	3,474.4	(2,239.1)
Machinery, vehicles and others	1,795.3	47.0	27.3	836.8	(877.9)	(26.8)	(1.3)	1,800.4	4,412.7	(2,612.3)
Total	2,967.5	149.8	31.5	1,286.0	(1,320.1)	(73.2)	(5.8)	3,035.7	7,887.1	(4,851.4)

Accounting policies

a) Property, plant and equipment

Property, plant and equipment are measured at cost, less accumulated depreciation and impairment losses. The cost includes the purchase price, borrowing costs incurred during the construction period, and any other costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by Management (e.g. non-refundable tax, transportation and the costs of dismantling, removal and site restoration, if applicable). The cost of a self-constructed asset is determined using the same principles as an acquired asset. The depreciation method, and residual value, as well as the useful lives, are reassessed, and adjusted if appropriate, on an annual basis. Property, plant and equipment, and depreciation include the effects of using the predecessor basis of accounting (see note 3.2.5.1).

a.1) Subsequent expenditure

The Company recognizes in the carrying amount of an item of property, plant and equipment the cost of replacing a component of such an item if it is probable that the future economic benefits of the component will flow to the Company, and if the cost of the component can be measured reliably. All other costs are expensed they are incurred.

a.2) Depreciation

The depreciable amount is the cost of an asset less its residual value. Depreciation is calculated from the date on which the asset is available for use, using the straight-line method over its estimated useful life. The estimated useful lives of the major classes of property, plant and equipment are as follow:

Buildings	25 years
Machinery and equipment	15 years
Facilities	10 years
Fittings	10 years
Returnable packaging/commercial assets	2 - 5 years

Land is not depreciated, since it is deemed to have an indefinite useful life.

Assets’ residual values and useful lives are reviewed when necessary.

a.3) Gains and losses on sale

Gains and losses on sales are determined by comparing the transaction results with the carrying amounts, and are recognized in Other operating income/(expenses) in the income statement.

b) Leases

The Company recognizes the right-of-use asset and a corresponding lease liability related to all lease contracts in which it is the lessee, except for short-term leases (defined as leases with terms of 12-month or less) and low value assets leases. To these leases, Company recognizes the lease payments as operating expenses over the life of the lease.

Right-of-use assets are initially measured at cost, which includes the initial amount of the lease liability adjusted to reflect any lease payments made at or before the commencement date. The asset is subsequently depreciated on a straight-line basis over the lease term or until the end of the asset's useful life.

The Company’s main leases relate to trucks, forklifts, real estate, commercial vehicles and industrial equipment.

The lease liability is initially measured based on the present value of the lease payments, discounted using the rate implicit in the lease. If the rate cannot be promptly determined, the Company uses an incremental loan rate that is specific to the country, term and currency of the contract, or to other local criteria.

Lease payments include fixed payments, less any lease incentives, variable lease payments that depend on an index or known rate as at the commencement date, and purchase option or extension option payments, if the Company is reasonably certain to exercise these options. In general, the contracts require the annual readjustment of payments at specified rates.

A lease liability is remeasured following any change to the lease term, or to the future payments, or upon the alteration of any index or rate used to determine the payments, with a corresponding adjustment made to the related right-of-use asset.

The Company applies IAS 36 - Impairment of Assets to determine whether a right-of-use asset is subject to impairment, and to record any eventual impairment losses.

The lease liability is reported in the “Interest-bearing loans and borrowing” line item, and right-of-use assets are reported in the “Property, plant and equipment” line item in the balance sheet.